Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes and Share of Losses in Equity Method Investments

(Loss) Income before income taxes and share of losses in equity method investments consists of:

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Mainland China	(301,862,814)	351,791,690	176,652,452	24,201,287
Others	(202,301,240)	28,580,168	20,554,343	2,815,935
Total	(504,164,054)	380,371,858	197,206,795	27,017,222

Schedule of Consolidated Statements of Comprehensive Income (Loss)

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2022	2024	2024	2024
	RMB	RMB	RMB	USD
Current tax	86,534,248	120,875,594	107,567,291	14,736,659
Deferred tax	(130,607,150)	(2,423,339)	(18,840,322)	(2,581,114)
Total	(44,072,902)	118,452,255	88,726,969	12,155,545

Schedule of Reconciliation Between the Effective Income Tax Rate and the Prc Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2022	2023	2024
PRC statutory tax rate	25%	25%	25%
Withholding tax	9%	3%	7%
Effect of international rate differences	(9)%	(2)%	(2)%
Effect of preferential tax rate	0%	(1)%	(8)%
Uncertain tax positions	(3)%	(3)%	1%
Valuation allowances	(11)%	8%	8%
Deferred tax	1%	(1)%	2%
Provision to return	1%	0%	1%
Non-deductible expenses	(4)%	2%	11%
Effective tax rate	9%	31%	45%

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2022, 2023 and 2024 are as follows:

	As of December 31
	2023	2024	2024
	RMB	RMB	USD
Deferred tax assets:
Tax losses carryforward	156,003,878	125,063,028	17,133,565
Allowance for accounts receivables and other current assets	10,241,904	10,863,499	1,488,293
Allowance for non-current other assets	48,076,465	48,076,465	6,586,449
Allowance for loans receivable	79,222,712	85,588,610	11,725,591
Impairment of long-lived assets	17,466,327	13,073,472	1,791,059
Lease liabilities	417,112,367	362,136,225	49,612,459
Deferred revenue	83,228,802	75,722,666	10,373,963
Accrued liabilities	19,373,529	19,542,973	2,677,376
Unrealized losses from equity securities	1,342,225	1,638,899	224,528
Investment in subsidiaries	—	2,775,000	380,173
Valuation allowance	(192,143,009)	(165,327,438)	(22,649,766)
Total deferred tax assets	639,925,200	579,153,399	79,343,690
Deferred tax liabilities:
Property, plant and equipment	(2,479,000)	(2,219,319)	(304,045)
Right-of-use assets	(381,932,879)	(327,572,728)	(44,877,280)
Intangible assets arising from acquisition	(75,820,498)	(47,872,112)	(6,558,452)
Unrealized gains from equity securities	(1,939,227)	(1,805,008)	(247,285)
Investment in subsidiaries	(30,504,731)	(33,595,045)	(4,602,503)
Total deferred tax liabilities	(492,676,335)	(413,064,212)	(56,589,565)

Schedule of a Reconciliation of Unrecognized Tax Benefits

Below is a tabular roll-forward of the Group’s unrecognized tax benefits.

Unrecognized tax benefits —December 31, 2022	257,300,164
Increases — tax positions in the current period	61,493,198
Decreases — tax positions in prior period	(40,097,137)
Unrecognized tax benefits — December 31, 2023	278,696,225
Unrecognized tax benefits — January 1, 2024	278,696,225
Increases — tax positions in the current period	69,991,983
Decreases — tax positions in prior period	(32,266,665)
Unrecognized tax benefits — December 31, 2024	316,421,543